787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 23, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for
BlackRock MuniYield Quality Fund, Inc.
BlackRock Maryland Municipal Bond Trust
BlackRock Massachusetts Tax-Exempt Trust
BlackRock MuniYield Arizona Fund, Inc.
BlackRock MuniYield Investment Fund
BlackRock MuniEnhanced Fund, Inc.

Ladies and Gentlemen:

On behalf of BlackRock MuniYield Quality Fund, Inc. (the “Acquiring Fund”), BlackRock Maryland Municipal Bond Trust (“BZM”), BlackRock Massachusetts Tax-Exempt Trust (“MHE”), BlackRock MuniYield Arizona Fund, Inc. (“MZA”), BlackRock MuniYield Investment Fund (“MYF”), BlackRock MuniEnhanced Fund, Inc. (“MEN” and collectively with BZM, MHE, MZA and MYF, the “Target Funds”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders and a Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders (the “Meeting”) of the Acquiring Fund and the Target Funds (collectively, the “Funds”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund and the transactions contemplated therein, as well as certain related proposals.

The enclosed proxy materials will be delivered to holders of each Fund’s preferred shares. The Acquiring Fund filed a Registration Statement on Form N-14 on September 11, 2020, which included a separate proxy statement/prospectus to be delivered to each Fund’s common shareholders.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner

Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.
Dean A. Caruvana, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP